Income Tax Expense	6 Months Ended
Jun. 30, 2025
Income Tax Expense [Abstract]
INCOME TAX EXPENSE

8. INCOME TAX EXPENSE

The Company recorded income tax benefit of $18,499 and nil for the six months ended June 30, 2024 and 2025, respectively.

The effective income tax rate of 6.09% for the six months ended June 30, 2024 and 0% for the six months ended June 30, 2025 were lower than the statutory income tax rate of 25.0% which was primarily due to the effect of preferential tax rate and additional valuation allowances provided.